Segments	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segments

Note 17 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company’s revenues are primarily generated in the PRC. Information about geographic areas, including revenues and long-lived assets, is disclosed separately. The CODM evaluates segment performance primarily based on revenue and gross profit. The Company has determined that it has two operating segments: (1) holographic solutions, and (2) holographic technology service. The segments differ based on the nature of products and services and how they are managed and evaluated internally.

The following tables present summary information by segment for the six months ended June 30, 2025 and 2026:

	Holographic solutions	Holographic technology service	Total June 30, 2025	Total June 30, 2025
	RMB	RMB	RMB	USD
Revenues	65,306,664	94,291,988	159,598,652	22,216,776
Cost of revenues	(53,110,990)	(70,742,697)	(123,853,687)	(17,240,933)
Gross profit	12,195,674	23,549,291	35,744,965	4,975,843
Depreciation and amortization	(115,538)	(977)	(116,515)	(16,219)
Total capital expenditures	(17,350)	(12,344)	(29,694)	(4,134)

	Holographic solutions	Holographic technology service	Total June 30, 2026	Total June 30, 2026
	RMB	RMB	RMB	USD
Revenues	140,691,479	73,084,755	213,776,234	31,001,832
Cost of revenues	(119,325,397)	(65,060,518)	(184,385,915)	(26,739,648)
Gross profit	21,366,082	8,024,237	29,390,319	4,262,184
Depreciation and amortization	(65,445)	(6,641)	(72,086)	(10,454)
Total capital expenditures	(88,710)	-	(88,710)	(12,865)

Total assets as of:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Holographic solutions	2,758,511,223	2,565,309,541	376,647,658
Holographic technology service	20,187,715	12,541,148	1,841,335
Total assets	2,778,698,938	2,577,850,689	378,488,993

Significant segment expenses are as follows:

	Holographic solutions	Holographic technology service	Total June 30, 2025
	RMB	RMB	RMB
Selling expenses	(762,131)	(420,984)	(1,183,115)
General and administrative expenses	(8,281,237)	(2,104,164)	(10,385,401)
Research and development expenses	(2,116,226)	(21,975,586)	(24,091,812)
Allowance for credit losses	389,131	195,582	584,713
Total	(10,770,463)	(24,305,152)	(35,075,615)

	Holographic solutions	Holographic technology service	Total June 30, 2026
	RMB	RMB	RMB
Selling expenses	(855,313)	(1,650)	(856,963)
General and administrative expenses	(8,584,642)	(1,553,737)	(10,138,379)
Research and development expenses	(2,188,681)	(6,518,868)	(8,707,549)
Allowance for credit losses	(233,516)	170,497	(63,019)
Total	(11,862,152)	(7,903,758)	(19,765,910)